Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000887340
MainStay VP Absolute Return Multi-Strategy Portfolio (Prospectus Summary) | MainStay VP Absolute Return Multi-Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP Absolute Return Multi-Strategy Portfolio
Supplement	ck0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP Absolute Return Multi-Strategy Portfolio

(the “Portfolio”)

Supplement dated December 15, 2017 (“Supplement”) to the Summary Prospectus and Prospectus,

each dated May 1, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

Effective January 15, 2018, the second to last sentence of the second paragraph in the “Principal Investment Strategies” section is deleted and replaced with the following:

Under normal market conditions, the Manager will not allocate more than 30% of the Portfolio's assets to any one strategy with each Subadvisor.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Manager will not allocate more than 30% of the Portfolio's assets to any one strategy with each Subadvisor.
Supplement Closing	ck0000887340_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.